UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

Updated June 27, 2024

Item 1. Reports to Stockholders.

DGA Core Plus Absolute Return ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2025 DGA Core Plus Absolute Return ETF Ticker: HF (listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the DGA Core Plus Absolute Return ETF (the "Fund") for the period August 1 ,2024 to July 31, 2025. You can find additional information about the Fund at daysadvisors.com/fund-details/. You can also request this information by contacting us at (833) 551-0417 or by writing to the DGA Core Plus Absolute Return ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DGA Core Plus Absolute Return ETF	$135	1.36%

Cumulative Performance

(Initial Investment of $10,000)

DGA Core Plus Absolute Return ETF (NAV) - $19,349
S&P 500® Total Return Index - $26,433
S&P® Target Risk Moderate Gross Total Return Index - $15,281
28,000
26,000
24,000
22,000
20,000
18,000
16,000
14,000
12,000
10,000
8,000
11/26/2018
7/31/2019
4/30/2020
1/31/2021
10/31/2021
7/31/2022
4/30/2023
1/31/2024
10/31/2024
7/31/2025

Annual Performance

	1 Year	3 Year	5 Year	Since Inception (11/26/2018)
DGA Core Plus Absolute Return ETF - at NAV	0.30%	8.46%	8.91%	10.39%
S&P® Target Risk Moderate Gross Total Return Index	8.77%	7.66%	5.27%	6.56%
S&P 500® Total Return Index	16.33%	17.10%	15.88%	15.67%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance prior to August 1, 2023 is that of another investment vehicle (the "Predecessor Account") before the commencement of the Fund's operations. The Predecessor Account was converted into the Fund on August 2, 2023. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected. Returns for the Fund’s shares reflect all charges, expenses, and fees of the Predecessor Account.

Visit daysadvisors.com/fund-details/ for more recent performance information.

The Fund performed in the previous year in line with expectations for absolute return mandated funds. In this section, we briefly summarize the key factors that materially affected the performance of the DGA Core Plus Absolute Return ETF during the most recent fiscal year. These factors included relevant market conditions, investment strategies, and techniques employed by the fund's investment adviser.

How did the Fund perform during the reporting period?

During the reporting period, the Fund generated a total return of 0.30%. This compares to the 8.77% total return of the S&P® Target Risk Moderate Index and the 16.33% total return for the S&P 500® Index for the same period. Throughout the reporting period, the Fund did not produce a negative return.

DGA Core Plus Absolute Return ETF Tailored Shareholder Report

What Factors Influenced Performance

Market Conditions

The global market environment over the past year presented a challenging mix of heightened volatility, tariff-driven trade disruptions, and the persistent threat of macroeconomic stagflation. While the Federal Reserve maintained its “higher-for-longer” policy stance to ensure inflation trended downward, this produced sharp swings in both equity and fixed-income markets. Against this backdrop, the Fund’s decision engine and managers navigated the risks and opportunities created by adjusting exposure as momentum signals shifted.

Investment Strategies and Techniques

The Fund’s core investment approach remained consistent, guided by a disciplined absolute return framework:

- When tracked momentum conditions deteriorate, the portfolio repositions toward exposures with higher market correlation and applies hedges to preserve capital.

- When momentum conditions improve, the portfolio shifts toward exposures with lower market correlation, employs selective leverage, and captures relative alpha opportunities.

Throughout the reporting period, these principles were put into practice using model-driven decision support, advanced signal analysis, and the discretion of experienced managers. The portfolio actively cycled through hedged and moderate portfolio stances, dynamically scaling the use of inverse ETFs, correlation tilts, and leverage to align with evolving global conditions. This adaptability allowed the Fund to maintain resilience over the year.

Positioning

Global macro conditions:

• Uncertain

Risk positioning:

• Hedged

• Moderate

Strategy:

• Core

• No deviation

Techniques employed:

• Model-driven decision support

• Signal Analysis

• Experienced manager discretion

Portfolio construction:

• Leverage

• Correlations

• Inverse ETFs

DGA Core Plus Absolute Return ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$18,917
Number of Holdings	17
Total Advisory Fee	$258,055
Portfolio Turnover Rate	731%

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments

(% total of net assets)

Exchange Traded Funds
99.9%
Cash & Cash Equivalents
0.1%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(Percentage of Total Net Assets)
ProShares Short S&P500	19.8
SPDR Portfolio S&P 500 Growth ETF	14.1
SPDR Portfolio S&P 500 Value ETF	14.0
Vanguard Total Stock Market ETF	12.1
Vanguard Total World Stock ETF	7.0
Schwab International Equity ETF	6.9
ProShares Ultra S&P500	5.1
iShares Core U.S. Aggregate Bond ETF	5.0
Vanguard Total International Bond ETF	5.0
Invesco QQQ Trust Series 1	2.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit daysadvisors.com/fund-details/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

DGA Core Plus Absolute Return ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$13,000	$11,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 7/31/2025	FYE 7/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 7/31/2025	FYE 7/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial Statements
July 31, 2025

Tidal Trust II
DGA Core Plus Absolute Return ETF	| HF	| New York Stock Exchange LLC

DGA Core Plus Absolute Return ETF

Schedule of Investments	DGA Core Plus Absolute Return ETF

July 31, 2025

EXCHANGE TRADED FUNDS - 99.9%	Shares	Value
Invesco QQQ Trust Series 1	673	$380,252
iShares 20+ Year Treasury Bond ETF	2,214	192,441
iShares Bitcoin Trust ETF(a)	5,652	374,841
iShares China Large-Cap ETF	4,964	185,852
iShares Core U.S. Aggregate Bond ETF	9,627	949,415
ProShares Short S&P500	96,109	3,753,056
ProShares Ultra S&P500	9,409	956,707
Schwab International Equity ETF	60,309	1,314,133
SPDR Dow Jones Industrial Average ETF Trust	853	376,454
SPDR Gold Shares(a)	1,224	370,823
SPDR Portfolio S&P 500 Growth ETF	27,135	2,674,426
SPDR Portfolio S&P 500 Value ETF	49,969	2,639,862
SPDR S&P 500 ETF Trust	301	190,256
Vanguard Total International Bond ETF	19,197	947,372
Vanguard Total Stock Market ETF	7,336	2,280,689
Vanguard Total World Stock ETF	10,188	1,323,727
TOTAL EXCHANGE TRADED FUNDS (Cost $17,601,801)		18,910,306

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.23%(b)	28,427	28,427
TOTAL SHORT-TERM INVESTMENTS (Cost $28,427)		28,427

TOTAL INVESTMENTS - 100.1% (Cost $17,630,228)		18,938,733
Liabilities in Excess of Other Assets - (0.1)%		(21,243)
TOTAL NET ASSETS - 100.0%		$18,917,490

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.	1

Statement of Assets and Liabilities	DGA Core Plus Absolute Return ETF

July 31, 2025

ASSETS:
Investments, at value (Note 2)	$18,938,733
Dividends receivable	411
Total assets	18,939,144

LIABILITIES:
Payable to adviser, net (Note 4)	21,654
Total liabilities	21,654
NET ASSETS	$18,917,490

NET ASSETS CONSISTS OF:
Paid-in capital	$18,099,821
Total distributable earnings	817,669
Total net assets	$18,917,490

Net assets	$18,917,490
Shares issued and outstanding(a)	917,000
Net asset value per share	$20.63

COST:
Investments, at cost	$17,630,228

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	2

Statement of Operations	DGA Core Plus Absolute Return ETF

For the Year Ended July 31, 2025

INVESTMENT INCOME:
Dividend income	$503,413
Total investment income	503,413

EXPENSES:
Investment advisory fee (Note 4)	286,728
Income tax expense	2,684
Total expenses	289,412
Expense reimbursement by Adviser (Note 4)	(28,673)
Net expenses	260,739
NET INVESTMENT INCOME	242,674

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments (a)	(59,374)
Net realized gain (loss)	(59,374)
Net change in unrealized appreciation (depreciation) on:
Investments	(161,803)
Net change in unrealized appreciation
(depreciation)	(161,803)
Net realized and unrealized gain (loss)	(221,177)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$21,497

(a)	Includes realized gain (loss) as a result of in-kind redemptions (See Note 2 in the Notes to the Financial Statements).

The accompanying notes are an integral part of these financial statements.	3

Statements of Changes in Net Assets	DGA Core Plus Absolute Return ETF

	Year ended July	Period ended July
	31, 2025	31, 2024(a)
OPERATIONS:
Net investment income (loss)	$242,674	$254,925
Net realized gain (loss)	(59,374)	1,156,253
Net change in unrealized appreciation (depreciation)	(161,803)	1,470,308
Net increase (decrease) in net assets from operations	21,497	2,881,486

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,032,524)	(407,803)
Total distributions to shareholders	(2,032,524)	(407,803)

CAPITAL TRANSACTIONS:
Shares sold	4,279,302	16,202,537	(b)
Shares redeemed	(2,027,005)	–
Net increase (decrease) in net assets from capital transactions	2,252,297	16,202,537

NET INCREASE (DECREASE) IN NET ASSETS	241,270	18,676,220

NET ASSETS:
Beginning of the year	18,676,220	–
End of the year	$18,917,490	$18,676,220

SHARES TRANSACTIONS
Shares sold	200,000	817,000	(b)
Shares redeemed	(100,000)	–
Total increase (decrease) in shares outstanding	100,000	817,000

(a)	Inception date of the Fund was August 2, 2023.

(b)	Shares sold includes proceeds from shares issued in connection with in-kind contributions (Note 1).

The accompanying notes are an integral part of these financial statements.	4

Financial Highlights	DGA Core Plus Absolute Return ETF

For a share outstanding throughout the periods presented

	Year ended	Period ended
	July 31, 2025	July 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$22.86	$19.99

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.27	0.33
Net realized and unrealized gain (loss) on investments(d)	(0.22)	3.05
Total from investment operations	0.05	3.38

LESS DISTRIBUTIONS FROM:
Net investment income	(2.25)	(0.51)
Net realized gain	(0.03)	—
Total distributions	(2.28)	(0.51)
Net asset value, end of period	$20.63	$22.86

TOTAL RETURN(e)	0.30%	17.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$18,917	$18,676
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)(g)	1.51%	1.51%
After expense reimbursement/recoupment(f)(g)	1.36%	1.36%
Ratio of tax expenses to average net assets	0.01%	0.01%
Ratio of operational expenses to average net assets excluding tax expense(f)(g)	1.35%	1.35%
Ratio of net investment income (loss) to average net assets(f)	1.27%	1.54%
Portfolio turnover rate(e)(h)	731%	642%

(a)	Inception date of the Fund was August 2, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	5

Notes to the Financial Statements	DGA Core Plus Absolute Return ETF

July 31, 2025

NOTE 1 – ORGANIZATION

The DGA Core Plus Absolute Return ETF (the “Fund”) is a diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Montrose Estate Capital Management, LLC d/b/a Days Global Advisors (the “Sub-Adviser”), serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on August 2, 2023.

The Sub-Adviser managed the assets of a separately managed account (the “Predecessor Account”) pursuant to the same investment strategy as the Fund. As part of the Fund’s commencement of operations, the Fund received an in-kind contribution from the Predecessor Account, which consisted of cash and $4,733,992 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of August 2, 2023 was $4,461,110, resulting in unrealized appreciation on investments of $272,882 as of that date for tax purposes. As a result of the in-kind contribution, the Fund issued 242,000 Shares at a $19.99 per Share net asset value (“NAV”). Costs incurred by the Fund in connection with the conversion were paid by the Sub-Adviser and Adviser.

The investment objective of the Fund is to seek long-term capital appreciation as a primary objective, with capital preservation as a secondary objective. The Fund is a “fund-of-ETFs”, and the Sub-Adviser invests all of the Fund’s assets in unaffiliated ETFs that are listed on U.S. stock exchanges (“Underlying ETFs”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to the Financial Statements	DGA Core Plus Absolute Return ETF

July 31, 2025

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$18,910,306	$–	$–	$18,910,306
Money Market Funds	28,427	–	–	28,427
Total Investments	$18,938,733	$–	$–	$18,938,733

B.	Federal Income Taxes. The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of July 31, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts and premiums on debt securities purchased are accreted and amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Notes to the Financial Statements	DGA Core Plus Absolute Return ETF

July 31, 2025

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These differences are primarily due to adjustments for redemptions in-kind, distributions in excess and non-deductible excise tax paid. For the year ended July 31, 2025, the following adjustments were made:

Paid-In Capital	Total Distributable Earnings
$(79,116)	$79,116

During the year ended July, 31, 2025, the Fund realized $16,528 in net capital gains resulting from in-kind redemptions, in which Authorized Participants exchanged Fund Shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable (accumulated) earnings (losses) to paid-in capital.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Underlying ETFs Risk. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Fund invests will fluctuate based on changes in the NAV, as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. Underlying ETFs are also subject to ETF Risks, as described in the Fund’s prospectus.

Underlying Leveraged and Inverse ETF Risk. When the Fund invests in Underlying ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such Underlying ETFs will fall as the performance of the Underlying ETF’s benchmark rises - a result that is the opposite from traditional mutual funds. In addition, the Underlying ETFs held by the Fund may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments. The use of leverage may exaggerate changes in an Underlying ETF’s share price and the return on its investments. Accordingly, the value of the Fund’s investments in Underlying ETFs may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified. Any losses suffered by an Underlying ETF as a result of the use of leverage could adversely affect the Fund’s NAV and an investor could incur a loss in their investment in the Fund. Inverse and leveraged Underlying ETFs are designed to achieve their objectives for a single day only. For periods longer than a single day, a leveraged or inverse Underlying ETF will lose money when the level of the underlying index is flat over time, and it is possible that a leveraged or inverse Underlying ETF will lose money over time even if the level of the underlying index rises or, in the case of an inverse Underlying

Notes to the Financial Statements	DGA Core Plus Absolute Return ETF

July 31, 2025

ETF, falls. Longer holding periods, higher index volatility, greater leverage and inverse exposure each exacerbate the impact of compounding on a fund’s returns.

Models and Data Risk. The composition of the Fund’s portfolio is heavily dependent on proprietary investment models (“Models”), as well as information and data supplied by third parties (“Data”). To the extent the Model does not perform as designed or as intended, or there are errors in the Model’s design or coding, or events occur which were not contemplated by the Model, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. If the Data is stale, incorrect, or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the Model or Data been correct and complete. Similarly, if Data is unavailable, it may lead to the inclusion or exclusion of securities that would have been excluded or included had the Data been available.

Some of the Models used to construct the Fund are predictive in nature. The use of predictive Models has inherent risks. For example, the Models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), the Models may produce unexpected results, which can result in losses for the Fund.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund Pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Investment Advisory Fee After Waiver
1.50%	1.35%

Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended July 31, 2025 are disclosed in the Statement of Operations.

The Adviser has agreed to reduce its Investment Advisory Fee to 1.35% of the Fund’s average daily net assets through at least November 28, 2025. To the extent the Fund incurs Excluded Expenses, total annual fund operating expenses after fee waiver will be higher than 1.35%. The agreement may be terminated only by, or with the consent of, the Board, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This agreement may not be terminated by the Adviser without the consent of the Board. Any fees waived with respect to the Fund under this agreement are not subject to reimbursement to the Adviser by the Fund.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which is

Notes to the Financial Statements	DGA Core Plus Absolute Return ETF

July 31, 2025

calculated daily and paid monthly, at an annual rate of 0.04% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal year ended July 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $140,018,736 and $141,787,596, respectively.

For the fiscal year ended July 31, 2025, there were no purchases or sales of long-term U.S. government securities.

For the year ended July 31, 2025, in-kind transactions associated with creations and redemptions for the Fund were as follows:

Notes to the Financial Statements	DGA Core Plus Absolute Return ETF

July 31, 2025

	Purchases	Sales and Maturities
DGA Core Plus Absolute Return ETF	$4,248,636	$2,019,270

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal year ended July 31, 2025 and the prior fiscal period ended July 31, 2024 were as follows:

Distributions paid from:	July 31, 2025	July 31, 2024
Ordinary Income	$2,007,929	$407,803
Long-Term Capital Gains	$24,595	—

As of the fiscal year ended July 31, 2025, the components of distributable earnings on a tax basis were as follows:

Investments, at cost(a)	$18,121,064
Gross tax unrealized appreciation	1,570,388
Gross tax unrealized depreciation	(752,719)
Net tax unrealized appreciation (depreciation)	817,669
Undistributed ordinary income (loss)	—
Undistributed long-term capital gain (loss)	—
Total distributable earnings	—
Other accumulated gain (loss)	—
Total distributable earnings	$817,669

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales and unrealized appreciation of investments contributed in-kind from Predecessor Account (Note 1).

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year.

As of the most recent fiscal year ended July 31, 2025, the Fund had not elected to defer any post-October or late-year losses, and had no capital loss carryovers.

NOTE 8 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE. Market prices for the Shares may be different from their NAV. The Fund issues and redeems Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

Notes to the Financial Statements	DGA Core Plus Absolute Return ETF

July 31, 2025

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm	DGA Core Plus Absolute Return ETF

To the Shareholders of DGA Core Plus Absolute Return ETF and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DGA Core Plus Absolute

Return ETF (the “Fund”), a series of Tidal Trust II, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period of August 2, 2023 (commencement of operations) through July 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight

Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 29, 2025

Other Non-Audited Information	DGA Core Plus Absolute Return ETF

July 31, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended July 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

DGA Core Plus Absolute Return ETF	13.79%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended July 31, 2025, was as follows:

DGA Core Plus Absolute Return ETF	8.41%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended July 31, 2025, was as follows:

DGA Core Plus Absolute Return ETF	81.89%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	October 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	October 7, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 7, 2025

* Print the name and title of each signing officer under his or her signature.